NOTES RECEIVABLE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
Notes receivable
Notes receivable	¥ 12,583	¥ 23,587	$ 1,928
Provision for credit loss recognized	0	0
Pledged as collateral | Borrowings
Notes receivable
Notes receivable	12,583	23,587
Pledged as collateral | Notes receivable
Notes receivable
Notes receivable	¥ 5,969	¥ 14,264